Retirement Plan Series

Account of Great-West Life

& Annuity Insurance

Company

Annual Report

December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Retirement Plan Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2021, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2021, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2022

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

RETIREMENT PLAN SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets

GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST BOND INDEX FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	GREAT-WEST BOND INDEX FUND INVESTOR CLASS	GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$3,983,966	$688,287	$4,254,995	$1,260,226	$2,489,962	$9,064,270
Purchase payments receivable			56,592

Total assets	3,983,966	688,287	4,311,587	1,260,226	2,489,962	9,064,270

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company	14	6	32	6	6	50
Payable for investments purchased			56,592

Total liabilities	14	6	56,624	6	6	50

NET ASSETS	$3,983,952	$688,281	$4,254,963	$1,260,220	$2,489,956	$9,064,220

NET ASSETS REPRESENTED BY:
Accumulation units	$3,983,952	$688,281	$4,254,963	$1,260,220	$2,489,956	$9,064,220

ACCUMULATION UNITS OUTSTANDING	31,501	22,063	259,255	32,517	35,995	442,065

UNIT VALUE (ACCUMULATION)	$126.47	$31.20	$16.41	$38.76	$69.18	$20.50

(1) Cost of investments:	$3,065,217	$656,187	$4,254,995	$1,194,925	$2,387,135	$6,366,153
Shares of investments:	270,834	47,337	4,254,995	98,532	175,969	284,682

The accompanying notes are an integral part of these financial statements.	(Continued)

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS	GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$4,004,716	$235,753	$5,799,702	$9,845,284	$772,512
Purchase payments receivable

Total assets	4,004,716	235,753	5,799,702	9,845,284	772,512

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company	18	2	30	38	7
Payable for investments purchased

Total liabilities	18	2	30	38	7

NET ASSETS	$4,004,698	$235,751	$5,799,672	$9,845,246	$772,505

NET ASSETS REPRESENTED BY:
Accumulation units	$4,004,698	$235,751	$5,799,672	$9,845,246	$772,505

ACCUMULATION UNITS OUTSTANDING	28,215	9,060	37,863	63,136	25,487

UNIT VALUE (ACCUMULATION)	$141.94	$26.02	$153.18	$155.94	$30.31

(1) Cost of investments:	$3,528,487	$231,780	$4,294,645	$6,297,178	$782,434
Shares of investments:	275,427	22,304	162,502	241,661	62,501

The accompanying notes are an integral part of these financial statements.	(Concluded)

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	GREAT-WEST BOND INDEX FUND INVESTOR CLASS	GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$75,952	$5,768	$440	$20,349	$55,330	$30,720

EXPENSES:
Mortality and expense risk	1,662	766	4,222	695	721	5,790

NET INVESTMENT INCOME (LOSS)	74,290	5,002	(3,782)	19,654	54,609	24,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	35,735	6,137	2	15,803	20,815	196,252
Realized gain distributions	30,381	4,687		32,078	35,638	408,706

Net realized gain (loss) on investments	66,116	10,824	2	47,881	56,453	604,958

Change in net unrealized appreciation (depreciation) on investments	692,097	(34,714)	0	39,525	(92,102)	1,414,659

Net realized and unrealized gain (loss) on investments	758,213	(23,890)	2	87,406	(35,649)	2,019,617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$832,503	$(18,888)	$(3,780)	$107,060	$18,960	$2,044,547

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS	GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$77,081	$2,334	$192,049	$17,248	$6,067

EXPENSES:
Mortality and expense risk	2,299	262	3,570	4,705	881

NET INVESTMENT INCOME (LOSS)	74,782	2,072	188,479	12,543	5,186

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	19,985	1,056	125,944	315,057	17,969
Realized gain distributions	318,875	1,893	161,625	451,946	11,711

Net realized gain (loss) on investments	338,860	2,949	287,569	767,003	29,680

Change in net unrealized appreciation (depreciation) on investments	416,373	(5,527)	983,894	535,445	(61,985)

Net realized and unrealized gain (loss) on investments	755,233	(2,578)	1,271,463	1,302,448	(32,305)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$830,015	$(506)	$1,459,942	$1,314,991	$(27,119)

The accompanying notes are an integral part of these financial statements.	(Concluded)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS		GREAT-WEST BOND INDEX FUND INVESTOR CLASS		GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$74,290	$67,338	$5,002	$11,240	$(3,782)	$6,198
Net realized gain (loss) on investments	66,116	109,194	10,824	30,359	2
Change in net unrealized appreciation (depreciation) on investments	692,097	36,519	(34,714)	19,853

Increase (decrease) in net assets resulting from operations	832,503	213,051	(18,888)	61,452	(3,780)	6,198

CONTRACT TRANSACTIONS:
Purchase payments received	4,986	19,725	3,850	4,266	73,733	728,328
Transfers for contract benefits and terminations	(92,485)	(114,491)	(90,349)	(134,540)	(525,413)	(730,294)
Net transfers	37,266	(62,436)	5,054	(83,157)	(34,486)	955,656
Contract maintenance charges	(174)	(154)		(94)	(770)	(953)

Increase (decrease) in net assets resulting from contract transactions	(50,407)	(157,356)	(81,445)	(213,525)	(486,936)	952,737

Total increase (decrease) in net assets	782,096	55,695	(100,333)	(152,073)	(490,716)	958,935

NET ASSETS:
Beginning of period	3,201,856	3,146,161	788,614	940,687	4,745,679	3,786,744

End of period	$3,983,952	$3,201,856	$688,281	$788,614	$4,254,963	$4,745,679

CHANGES IN UNITS OUTSTANDING:
Units issued	759	2,827	574	2,223	35,390	144,008
Units redeemed	(1,211)	(5,301)	(3,097)	(9,091)	(65,192)	(88,823)

Net increase (decrease)	(452)	(2,474)	(2,523)	(6,868)	(29,802)	55,185

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS		GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS		GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,654	$8,075	$54,609	$66,965	$24,930	$43,763
Net realized gain (loss) on investments	47,881	13,623	56,453	23,002	604,958	556,782
Change in net unrealized appreciation (depreciation) on investments	39,525	55,853	(92,102)	107,681	1,414,659	407,307

Increase (decrease) in net assets resulting from operations	107,060	77,551	18,960	197,648	2,044,547	1,007,852

CONTRACT TRANSACTIONS:
Purchase payments received	3,540	5,431	13,271	3,664	33,688	41,272
Transfers for contract benefits and terminations	(25,682)	(41,264)	(142,210)	(137,678)	(590,538)	(648,100)
Net transfers	181,673	(45,639)	357,055	89,351	(71,518)	(99,989)
Contract maintenance charges	(98)	(117)	(107)	(130)	(744)	(752)

Increase (decrease) in net assets resulting from contract transactions	159,433	(81,589)	228,009	(44,793)	(629,112)	(707,569)

Total increase (decrease) in net assets	266,493	(4,038)	246,969	152,855	1,415,435	300,283

NET ASSETS:
Beginning of period	993,727	997,765	2,242,987	2,090,132	7,648,785	7,348,502

End of period	$1,260,220	$993,727	$2,489,956	$2,242,987	$9,064,220	$7,648,785

CHANGES IN UNITS OUTSTANDING:
Units issued	6,678	1,348	7,088	4,478	23,028	56,768
Units redeemed	(2,678)	(4,338)	(3,892)	(5,178)	(59,022)	(119,384)

Net increase (decrease)	4,000	(2,990)	3,196	(700)	(35,994)	(62,616)

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS		GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS		GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$74,782	$39,904	$2,072	$3,718	$188,479	$(2,983)
Net realized gain (loss) on investments	338,860	(20,077)	2,949	(795)	287,569	6,876
Change in net unrealized appreciation (depreciation) on investments	416,373	184,345	(5,527)	5,588	983,894	(26,987)

Increase (decrease) in net assets resulting from operations	830,015	204,172	(506)	8,511	1,459,942	(23,094)

CONTRACT TRANSACTIONS:
Purchase payments received	4,539	14,604		(1)	41,837	9,655
Transfers for contract benefits and terminations	(113,623)	(126,524)	(22,986)	(15,335)	(517,160)	(367,347)
Net transfers	59,112	(535,487)	45,485	28,392	(74,248)	(199,606)
Contract maintenance charges		(322)	(8)	(10)		(353)

Increase (decrease) in net assets resulting from contract transactions	(49,972)	(647,729)	22,491	13,046	(549,571)	(557,651)

Total increase (decrease) in net assets	780,043	(443,557)	21,985	21,557	910,371	(580,745)

NET ASSETS:
Beginning of period	3,224,655	3,668,212	213,766	192,209	4,889,301	5,470,046

End of period	$4,004,698	$3,224,655	$235,751	$213,766	$5,799,672	$4,889,301

CHANGES IN UNITS OUTSTANDING:
Units issued	1,584	2,705	1,776	3,932	1,016	2,464
Units redeemed	(2,115)	(10,295)	(896)	(3,473)	(4,847)	(9,083)

Net increase (decrease)	(531)	(7,590)	880	459	(3,831)	(6,619)

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS
	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,543	$(4,365)	$5,186	$7,039
Net realized gain (loss) on investments	767,003	391,868	29,680	3,594
Change in net unrealized appreciation (depreciation) on investments	535,445	1,246,831	(61,985)	41,275

Increase (decrease) in net assets resulting from operations	1,314,991	1,634,334	(27,119)	51,908

CONTRACT TRANSACTIONS:
Purchase payments received	8,588	81,435	10,944	362,701
Transfers for contract benefits and terminations	(456,549)	(226,355)	(76,158)	(76,019)
Net transfers	(93,676)	(304,875)	(438,051)	37,784
Contract maintenance charges	(403)	(458)		(131)

Increase (decrease) in net assets resulting from contract transactions	(542,040)	(450,253)	(503,265)	324,335

Total increase (decrease) in net assets	772,951	1,184,081	(530,384)	376,243

NET ASSETS:
Beginning of period	9,072,295	7,888,214	1,302,889	926,646

End of period	$9,845,246	$9,072,295	$772,505	$1,302,889

CHANGES IN UNITS OUTSTANDING:
Units issued	2,505	6,795	1,121	15,394
Units redeemed	(6,351)	(12,222)	(17,285)	(5,492)

Net increase (decrease)	(3,846)	(5,427)	(16,164)	9,902

The accompanying notes are an integral part of these financial statements.	(Concluded)

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Retirement Plan Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account, which is an individual variable annuity product, is no longer being sold. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.    There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as “COVID-19”, has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2021, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Investment Division	Purchases	Sales
GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	$146,190	$91,924
GREAT-WEST BOND INDEX FUND INVESTOR CLASS	19,139	90,896
GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	558,243	1,048,966
GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	289,106	77,941
GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	566,500	248,245
GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS	556,001	751,475
GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	473,044	129,361
GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS	49,047	22,591
GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	411,201	610,664
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	614,561	692,118
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	35,417	521,786

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account, a $30 annual maintenance charge on accounts under $5,000 on December 31 of any year. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts an administrative surrender fee of $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.75% (category A), 0.50% (category O), 0.25% (category U), or 0.00% (category Z) depending on the size of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 1, 2022. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS
2021	32	$104.87	to	$128.01	$3,984	2.01%	0.00%	to	0.75%	25.19%	to	26.13%
2020	32	$83.77	to	$101.49	$3,202	2.54%	0.00%	to	0.75%	8.27%	to	9.09%
2019	34	$77.37	to	$93.04	$3,146	1.29%	0.00%	to	0.75%	23.39%	to	24.32%
2018	38	$62.71	to	$74.84	$2,836	0.69%	0.00%	to	0.75%	(15.05)%	to	(14.40)%
2017	42	$73.81	to	$87.43	$3,572	2.32%	0.00%	to	0.75%	14.15%	to	15.01%
GREAT-WEST BOND INDEX FUND INVESTOR CLASS
2021	22	$26.26	to	$32.23	$688	0.80%	0.00%	to	0.75%	(3.11)%	to	(2.39)%
2020	25	$27.10	to	$33.01	$789	1.37%	0.00%	to	0.75%	6.37%	to	7.17%
2019	31	$25.48	to	$30.80	$941	1.08%	0.00%	to	0.75%	7.28%	to	8.09%
2018	32	$23.75	to	$28.50	$888	1.33%	0.00%	to	0.75%	(1.15)%	to	(0.41)%
2017	39	$24.03	to	$28.61	$1,083	1.04%	0.00%	to	0.75%	2.29%	to	3.05%
GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
2021	259	$13.86	to	$16.92	$4,255	0.01%	0.00%	to	0.75%	(0.74)%	to	0.01%
2020	289	$13.97	to	$16.92	$4,746	0.25%	0.00%	to	0.75%	(0.46)%	to	0.29%
2019	234	$14.03	to	$16.87	$3,787	1.74%	0.00%	to	0.75%	0.99%	to	1.75%
2018	246	$13.89	to	$16.58	$3,928	1.36%	0.00%	to	0.75%	0.63%	to	1.39%
2017	285	$13.81	to	$16.36	$4,493	0.39%	0.00%	to	0.75%	(0.35)%	to	0.41%
GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS
2021	33	$32.46	to	$39.35	$1,260	1.75%	0.00%	to	0.75%	10.00%	to	10.83%
2020	29	$29.51	to	$35.51	$994	0.98%	0.00%	to	0.75%	8.91%	to	9.73%
2019	32	$27.09	to	$32.36	$998	1.30%	0.00%	to	0.75%	21.15%	to	22.07%
2018	34	$22.36	to	$26.51	$880	1.20%	0.00%	to	0.75%	(16.21)%	to	(15.58)%
2017	39	$49.14	to	$58.54	$2,238	1.74%	0.00%	to	0.75%	5.48%	to	6.27%
GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS
2021	36	$56.83	to	$69.76	$2,490	2.34%	0.00%	to	0.75%	0.14%	to	0.89%
2020	33	$56.75	to	$69.14	$2,243	3.18%	0.00%	to	0.75%	8.28%	to	9.10%
2019	33	$52.41	to	$63.38	$2,090	1.68%	0.00%	to	0.75%	10.90%	to	11.73%
2018	35	$47.26	to	$56.72	$1,971	2.39%	0.00%	to	0.75%	(3.83)%	to	(3.10)%
2017	39	$26.69	to	$31.40	$1,186	1.07%	0.00%	to	0.75%	25.52%	to	26.47%
GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS
(Effective date 07/14/2017)
2021	442	$19.89	to	$20.57	$9,064	0.37%	0.00%	to	0.75%	27.24%	to	28.19%
2020	478	$15.63	to	$16.04	$7,649	0.72%	0.00%	to	0.75%	16.88%	to	17.77%
2019	541	$13.37	to	$13.62	$7,349	0.69%	0.00%	to	0.75%	29.86%	to	30.84%
2018	590	$10.30	to	$10.41	$6,133	0.75%	0.00%	to	0.75%	(5.60)%	to	(4.90)%
2017	644	$10.91	to	$10.95	$7,048	0.44%	0.00%	to	0.75%	9.09%	to	9.47%

(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS
2021	28	$118.13	to	$144.13	$4,005	2.00%	0.00%	to	0.75%	25.00%	to	25.94%
2020	29	$94.50	to	$114.44	$3,225	1.43%	0.00%	to	0.75%	10.10%	to	10.93%
2019	36	$85.83	to	$103.16	$3,668	0.60%	0.00%	to	0.75%	21.38%	to	22.29%
2018	40	$70.72	to	$84.36	$3,299	1.14%	0.00%	to	0.75%	(9.67)%	to	(8.99)%
2017	41	$78.29	to	$92.69	$3,712	1.54%	0.00%	to	0.75%	11.91%	to	12.75%
GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS
2021	9	$22.22	to	$26.77	$236	1.03%	0.00%	to	0.75%	(0.78)%	to	(0.03)%
2020	8	$22.39	to	$26.78	$214	1.89%	0.00%	to	0.75%	3.86%	to	4.64%
2019	8	$21.56	to	$25.59	$192	2.02%	0.00%	to	0.75%	4.61%	to	5.40%
2018	9	$20.61	to	$24.28	$205	1.85%	0.00%	to	0.75%	(0.13)%	to	0.63%
2017	10	$20.64	to	$24.13	$239	1.18%	0.00%	to	0.75%	1.20%	to	1.97%
GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS
2021	38	$127.75	to	$155.93	$5,800	3.33%	0.00%	to	0.75%	29.70%	to	30.67%
2020	42	$98.50	to	$119.33	$4,889	0.00%	0.00%	to	0.75%	2.43%	to	3.20%
2019	48	$96.16	to	$115.63	$5,470	0.00%	0.00%	to	0.75%	23.74%	to	24.67%
2018	56	$77.72	to	$92.75	$5,071	0.00%	0.00%	to	0.75%	(16.83)%	to	(16.20)%
2017	58	$93.44	to	$110.68	$6,345	0.07%	0.00%	to	0.75%	8.92%	to	9.73%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS
2021	63	$131.32	to	$157.81	$9,845	0.18%	0.00%	to	0.75%	13.98%	to	14.83%
2020	67	$115.22	to	$137.43	$9,072	0.00%	0.00%	to	0.75%	23.18%	to	24.11%
2019	72	$93.53	to	$110.73	$7,888	0.00%	0.00%	to	0.75%	30.30%	to	31.28%
2018	80	$71.79	to	$84.35	$6,615	0.09%	0.00%	to	0.75%	(3.06)%	to	(2.33)%
2017	88	$74.05	to	$86.36	$7,476	0.31%	0.00%	to	0.75%	23.50%	to	24.43%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS
2021	25	$25.47	to	$31.24	$773	0.60%	0.00%	to	0.75%	(2.88)%	to	(2.15)%
2020	42	$26.22	to	$31.93	$1,303	0.78%	0.00%	to	0.75%	5.08%	to	5.87%
2019	32	$24.95	to	$30.16	$927	1.55%	0.00%	to	0.75%	5.33%	to	6.12%
2018	32	$23.69	to	$28.42	$895	1.87%	0.00%	to	0.75%	(0.29)%	to	0.47%
2017	36	$23.76	to	$28.29	$977	1.35%	0.00%	to	0.75%	1.45%	to	2.21%

(Concluded)